ESB Financial Corporation - Condensed Financial Statements (Parent Company Only) - Schedule of Condensed Statements of Cash Flows (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating activities:
Net income	$ 15,344,000	$ 14,903,000	$ 14,910,000
Adjustments to reconcile net income to net cash provided by operating activities:
Net realized gain on securities available for sale	(898,000)	(746,000)	(937,000)
Other than temporary impairment losses on securities available for sale	310,000	406,000	995,000
Other, net	219,000	641,000	954,000
Net cash provided by operating activities	26,087,000	26,812,000	27,876,000
Investing activities:
Purchases of securities	(207,113,000)	(244,115,000)	(302,507,000)
Net cash (used in) provided by investing activities	(10,714,000)	11,813,000	(48,630,000)
Financing activities:
Redemption of junior subordinated notes	(10,310,000)
Proceeds from long term borrowings	176,198,000	9,067,000	13,786,000
Repayments of long term borrowings	(203,705,000)	(112,094,000)	(119,616,000)
Proceeds received from exercise of stock options	1,603,000	794,000	832,000
Dividends paid	(4,999,000)	(7,321,000)	(5,409,000)
Payments to acquire treasury stock	(619,000)	(541,000)	(4,754,000)
Stock purchased by ESOP	134,257	181,122	205,562
Net cash (used in) provided by financing activities	(14,223,000)	(62,409,000)	23,895,000
(Decrease) increase in cash equivalents	1,150,000	(23,784,000)	3,141,000
Cash and cash equivalents at beginning of period	15,064,000	38,848,000	35,707,000
Cash and cash equivalents at end of period	16,214,000	15,064,000	38,848,000
Parent [Member]
Operating activities:
Net income	15,344,000	14,903,000	14,910,000
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings of subsidiaries	(7,007,000)	(6,356,000)	(1,664,000)
Net realized gain on securities available for sale	(256,000)	(629,000)	(141,000)
Other than temporary impairment losses on securities available for sale		26,000	317,000
Compensation expense on ESOP and MRP	1,823,000	1,602,000	1,445,000
Other, net	928,000	1,148,000	(2,190,000)
Net cash provided by operating activities	10,832,000	10,694,000	12,677,000
Investing activities:
Purchases of securities	(9,533,000)	(14,411,000)	(6,733,000)
Principal repayments of securities	8,652,000	9,405,000	7,698,000
Proceeds from the sale of securities available for sale	449,000	1,342,000	204,000
Net cash (used in) provided by investing activities	(432,000)	(3,664,000)	1,169,000
Financing activities:
Redemption of junior subordinated notes	(10,310,000)
Proceeds from long term borrowings	10,000,000
Repayments of long term borrowings	(1,000,000)	(5,200,000)
Proceeds received from exercise of stock options	1,603,000	794,000	832,000
Dividends paid	(4,999,000)	(7,321,000)	(5,409,000)
Payments to acquire treasury stock	(619,000)	(541,000)	(4,754,000)
Stock purchased by ESOP	(425,000)	(329,000)	(504,000)
Net cash (used in) provided by financing activities	(5,750,000)	(12,597,000)	(9,835,000)
(Decrease) increase in cash equivalents	4,650,000	(5,567,000)	4,011,000
Cash and cash equivalents at beginning of period	1,091,000	6,658,000	2,647,000
Cash and cash equivalents at end of period	$ 5,741,000	$ 1,091,000	$ 6,658,000